Share-Based Compensation and Equity - Unrecognized Compensation Costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized Cost	$ 19.9
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized Cost	$ 2.9
Weighted-Average Period	1 year 109 days
Restricted Stock Units [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized Cost	$ 12.1
Weighted-Average Period	1 year 292 days
Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized Cost	$ 4.9
Weighted-Average Period	1 year 255 days